Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease right-of-use asset	$ 727,072	$ 775,546	$ 363,296
Current portion	194,038	195,115	222,275
Non-current portion	533,034	580,431	141,021
Operating lease liability	$ 727,072	$ 775,546	$ 363,296